Long-term debt - Credit facility narrative (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) covenant	Dec. 31, 2025 AUD ($)	May 01, 2025 CAD ($)	May 01, 2025 AUD ($)	Dec. 31, 2024 CAD ($)
Line of Credit Facility [Line Items]
Financing costs	$ 11,751,000				$ 6,336,000
Credit facility | Financial Guarantee | Mikisew North American Limited Partnership ("MNALP")
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	115,000,000.0
Senior Unsecured Notes Due 2030 | Senior unsecured notes
Line of Credit Facility [Line Items]
Financing costs	8,949,000
Revolver | Credit facility | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility	174,200,000		$ 528,900,000
Finance lease borrowing limit			400,000,000.0
Other outstanding debt limit			20,000,000.0
Financing costs	600,000
Amount outstanding during period	32,500,000				34,000,000.0
Unused borrowing availability under the revolving facility	322,300,000				92,700,000
Unused borrowing availability under finance lease obligations	$ 35,600,000				$ 86,700,000
Number of financial covenants | covenant	3
Senior debt to bank EBITDA ratio	3.0	3.0
Total debt to bank EBITDA ratio	4.0	4.0
Fixed charge ratio	3	3
Weighted average interest rate	5.60%	5.60%			6.74%
Revolver | Credit facility | Credit Facility | Canadian dollar
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			300,000,000.0
Finance lease borrowing limit	$ 165,000,000.0
Revolver | Credit facility | Credit Facility | Australian dollar
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility				$ 250,000,000.0
Finance lease borrowing limit		$ 10,000,000.0
Revolver | Credit facility | Credit Facility | Financial Guarantee
Line of Credit Facility [Line Items]
Credit facilities	57,700,000				$ 61,700,000
Consideration receivable	$ 37,600,000
Revolver | Credit facility | Credit Facility | Minimum
Line of Credit Facility [Line Items]
Standby fees percentage	0.40%
Revolver | Credit facility | Credit Facility | Maximum
Line of Credit Facility [Line Items]
Standby fees percentage	0.75%
Revolver | Senior Unsecured Notes Due 2030 | Senior unsecured notes
Line of Credit Facility [Line Items]
Finance lease borrowing limit			$ 400,000,000.0